Subsequent Event - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 27, 2017 Vote	Feb. 07, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($)	Jan. 30, 2017 USD ($)	Feb. 28, 2017 Vote	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 $ / shares
Subsequent Event [Line Items]
Common stock options granted | shares		446,749
Common stock exercise price per share | $ / shares		$ 13.84				$ 15.82	$ 10.88
Common stock awards, grant date fair value		$ 2,600
Cash Holdback						$ 500
Contingent Consideration Maximum						$ 2,300
Common stock voting rights description						The Class A common stock is entitled to one vote per share and the Class B common stock is entitled to ten votes per share.	The Class A common stock is entitled to one vote per share and the Class B common stock is entitled to ten votes per share.
Common stock Conversion,Description							The Class B common stock converts to Class A at any time at the option of the holder, or automatically upon the date that is the earliest of (i) the date specified by a vote of the holders of 66 2/3% of the outstanding shares of Class B common stock, (ii) ten years from the effective date of an initial public offering, and (iii) the date that the total number of shares of Class B common stock outstanding cease to represent at least 10% of all outstanding shares of our common stock.
Minimum [Member]
Subsequent Event [Line Items]
Percentage of votes required for stock conversion	66.67%				66.67%
Class A Common Stock [Member]
Subsequent Event [Line Items]
Number of votes per share | Vote	1				1
Class B Common Stock [Member]
Subsequent Event [Line Items]
Number of votes per share | Vote	10				10
Threshold percentage of common stock conversion	10.00%				10.00%
Stock Options [Member]
Subsequent Event [Line Items]
Common stock awards, vesting period		4 years					4 years
Semanta, s.r.o [Member]
Subsequent Event [Line Items]
Business combination acquired percentage			100.00%	100.00%
Total purchase price for acquisition				$ 4,300
Cash Holdback				500		$ 500
Contingent Consideration Maximum				$ 2,300		$ 2,300
Cash consideration held back for customary indemnification matters period			24 months	2 years
Semanta, s.r.o [Member] | Class B Common Stock [Member]
Subsequent Event [Line Items]
Contingent Consideration Maximum			$ 2,300